INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Statutory Federal Tax Rate	21.00%	21.00%
State Taxes, Net Of Federal Benefit	4.00%	4.00%
Nondeductible Expenses	0.00%	0.00%
Valuation Allowance	25.00%	25.00%
Effective Rate	0.00%	0.00%